Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	117,300	$ 24,061,749

Banks - 1.5%
CIT Group, Inc.	518,660	25,020,158

Beverages - 1.4%
Molson Coors Beverage Co., Class B (A)	453,484	22,170,833

Biotechnology - 0.9%
United Therapeutics Corp. (A)	77,300	14,063,189

Capital Markets - 1.3%
Cboe Global Markets, Inc.	178,600	21,158,742

Chemicals - 1.6%
Axalta Coating Systems Ltd. (A)	885,100	26,641,510

Construction & Engineering - 0.5%
AECOM (A)	117,500	7,397,800

Consumer Finance - 1.4%
Ally Financial, Inc.	445,339	22,872,611

Containers & Packaging - 3.8%
Berry Global Group, Inc. (A)	252,600	16,239,654
Graphic Packaging Holding Co.	1,080,200	20,707,434
Sealed Air Corp.	450,600	25,571,550

		62,518,638

Distributors - 1.9%
LKQ Corp. (A)	591,900	30,038,925

Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	298,300	9,208,521

Electric Utilities - 4.4%
Evergy, Inc.	490,700	32,003,454
OGE Energy Corp.	1,183,500	39,943,125

		71,946,579

Electronic Equipment, Instruments & Components - 3.0%
Flex Ltd. (A)	1,023,900	18,399,483
Vontier Corp.	955,600	30,913,660

		49,313,143

Energy Equipment & Services - 0.9%
Baker Hughes Co.	707,200	15,020,928

Equity Real Estate Investment Trusts - 3.3%
Gaming & Leisure Properties, Inc.	502,075	23,768,231
JBG SMITH Properties	927,100	30,251,273

		54,019,504

Food Products - 4.0%
Kraft Heinz Co.	601,600	23,143,552
Post Holdings, Inc. (A)	409,900	41,949,166

		65,092,718

Gas Utilities - 2.0%
UGI Corp.	703,700	32,363,163

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	284,856	34,800,857

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Centene Corp. (A)	391,800	$ 26,881,398
Laboratory Corp. of America Holdings (A)	85,238	25,243,234

		86,925,489

Household Durables - 1.2%
NVR, Inc. (A)	3,800	19,845,880

Household Products - 0.5%
Reynolds Consumer Products, Inc.	285,900	8,133,855

Independent Power & Renewable Electricity Producers - 2.4%
Vistra Corp.	2,019,400	38,671,510

Insurance - 13.9%
Alleghany Corp. (A)	53,409	35,415,508
Allstate Corp.	203,249	26,432,532
American International Group, Inc.	273,900	12,969,165
Arch Capital Group Ltd. (A)	1,032,600	40,271,400
Fidelity National Financial, Inc.	900,522	40,172,286
Loews Corp.	604,317	32,409,521
Markel Corp. (A)	24,988	30,139,776
Old Republic International Corp.	352,200	8,685,252

		226,495,440

Interactive Media & Services - 0.8%
IAC / InterActiveCorp (A)	91,900	12,616,951

Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	386,800	26,383,628

IT Services - 2.4%
Euronet Worldwide, Inc. (A)	114,094	16,294,905
FleetCor Technologies, Inc. (A)	85,100	21,974,522

		38,269,427

Media - 6.5%
DISH Network Corp., Class A (A)	546,243	22,882,119
Fox Corp., Class A	358,300	12,776,978
Liberty Broadband Corp., Class C (A)	211,442	37,528,841
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	721,500	33,333,300

		106,521,238

Metals & Mining - 0.9%
Kinross Gold Corp.	2,094,900	13,742,544

Mortgage Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	3,153,345	26,771,899

Multi-Utilities - 4.4%
CenterPoint Energy, Inc.	1,175,202	29,920,643
NiSource, Inc.	1,662,100	41,170,217

		71,090,860

Multiline Retail - 2.4%
Dollar Tree, Inc. (A)	398,500	39,766,315

Oil, Gas & Consumable Fuels - 4.2%
Devon Energy Corp.	329,800	8,522,032
EQT Corp. (A)	765,400	14,075,706
HollyFrontier Corp.	588,100	17,290,140
Williams Cos., Inc.	1,163,500	29,145,675

		69,033,553

Pharmaceuticals - 4.7%
Bausch Health Cos., Inc. (A)	653,800	19,123,650
Organon & Co. (A)	735,900	21,348,459

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Co. PLC	216,300	$ 10,388,889
Viatris, Inc.	1,817,300	25,569,411

		76,430,409

Professional Services - 0.6%
KBR, Inc.	269,500	10,429,650

Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (A)	68,000	15,134,760

Software - 2.8%
CDK Global, Inc.	512,400	24,590,076
SS&C Technologies Holdings, Inc.	274,900	21,549,411

		46,139,487

Specialty Retail - 2.3%
O’Reilly Automotive, Inc. (A)	40,100	24,213,984
Ross Stores, Inc.	112,600	13,814,894

		38,028,878

Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (A)	328,000	14,563,200

Trading Companies & Distributors - 1.4%
AerCap Holdings NV (A)	420,600	22,291,800

Total Common Stocks (Cost $1,238,286,495)		1,560,195,484

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 0.00% (B), dated 07/30/2021, to be repurchased at $69,940,149 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $71,339,034.	$ 69,940,149	69,940,149

Total Repurchase Agreement (Cost $69,940,149)		69,940,149

Total Investments (Cost $1,308,226,644)		1,630,135,633
Net Other Assets (Liabilities) - (0.0)% (C)		(444,435)

Net Assets - 100.0%		$ 1,629,691,198

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,560,195,484	$—	$—	$1,560,195,484
Repurchase Agreement	—	69,940,149	—	69,940,149

Total Investments	$1,560,195,484	$69,940,149	$—	$1,630,135,633

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2021.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4